Consolidated Statements of Comprehensive Income - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
Unaudited Interim Condensed Consolidated Statements of Comprehensive Income [Abstract]
Profit for the year	R 1,011,112	R 937,110	R 754,156
Items that will not be reclassified to profit or loss
Actuarial (losses)/gains on defined benefit plans	(197)	139
Items that may be reclassified to profit or loss in future periods
Exchange differences on translating foreign operations	(199,114)	(54,716)	88,632
Other comprehensive income for the year	(199,311)	(54,577)	88,632
Total comprehensive income for the year, net of income tax	811,801	882,533	842,788
Total comprehensive income attributable to:
Owners of the parent	797,025	868,224	823,894
Non-controlling interest	14,776	14,309	18,894
Total comprehensive income for the year, net of income tax	R 811,801	R 882,533	R 842,788